Non-Participant-Directed Investments (Details) - The Magna Group of Companies Retirement Savings Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net assets available for benefits
Magna International Inc. common stock		$ 2,407,189
Changes in net assets available for benefits
Net appreciation/(depreciation) in fair value of investments	$ 391,231	145,158
Employer contributions	81,345	77,929
Distributions to terminated employees	(164,849)	(151,359)
Distributions to participating employees	(181,696)	(138,697)
Net increase	286,635	98,282
Non-participant directed
Changes in net assets available for benefits
Dividend income	10,380	10,946
Net appreciation/(depreciation) in fair value of investments	60,087	(101,127)
Employer contributions	1,298	1,660
Participant contributions	2,255	2,804
Net inter-fund transfers	(10,416)	(12,065)
Distributions to terminated employees	(11,018)	(13,330)
Distributions to participating employees	(9,814)	(10,732)
Net increase	42,772	(121,844)
Employer's securities | Non-participant directed
Net assets available for benefits
Magna International Inc. common stock	$ 274,071	$ 231,299